Summary of Significant Accounting Policies - Schedule of Accounts Receivable by Customers (Details) - Accounts Receivable - Customer Concentration Risk - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentrations of credit risk accounts receivable		$ 5,262,041
Concentration risk, percentage	10.00%	20.40%